Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2012 Unaudited
Stockholders' Equity
Common stock, shares authorized	350,000,000	350,000,000
Common stock, issued shares	156,747,178	163,254,320
Common stock, shares outstanding	156,747,178	163,254,320